Senior Convertible Notes	12 Months Ended
Dec. 31, 2019
Senior Convertible Notes [Abstract]
Senior Convertible Notes
14.	Senior Convertible Notes
December 31, 2019
Senior Convertible Notes issued	93,192
Transaction costs	(2,819)
Fair value attributable to conversion feature	(40,494)
Balance attributable to debt portion upon issuance	49,879
Accretion of note obligation	1,223
Amortization of note issue costs	93
Accrued interest	1,903
Conversion to common shares	(53,098)
Balance, end of year	—

In May 2019, the Company closed a private placement of 8% senior unsecured convertible notes (“Senior Convertible Notes”) for gross proceeds of $92.6 million. In July 2019, an additional $0.6 million were issued. The Senior Convertible Notes bore interest at a rate of 8% per annum, compounded monthly. The Senior Convertible Notes and any accrued interest were repayable on the earlier of five years from date of issuance, the day the Company redeems the Senior Convertible Notes on certain conditions defined in the note agreement, or the day upon which the noteholder exercise their conversion rights as defined in the agreement. $0.1 million of the senior convertible notes were issued to a director of the Company.

The Senior Convertible Notes were hybrid instruments consisting of a financial liability and an embedded conversion feature. The embedded conversion feature met the definition of an embedded derivative which was separated from the host contract and accounted for separately as the economic characteristics and risks of the host contract and the embedded derivative were not closely related. The conversion feature did not contain a fixed conversion price and was only exercisable in the event of an initial public offering and at the second anniversary following the closing date. Prior to the initial public offering and the subsequent conversion, the embedded conversion feature was carried at FVTPL.

On August 14, 2019, Sundial received conversion notices from all holders of the 8% convertible notes. As a result, all principal and accrued interest was converted into 6.9 million common shares at a conversion price of $13.84 representing 80% of the initial public offering price converted to Canadian dollars.